Annual Operating Expenses - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIP International Index Portfolio	May 31, 2024
VIP International Index Portfolio - Initial Class
Operating Expenses:
Management fee	0.16%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.16%
VIP International Index Portfolio - Service Class 2
Operating Expenses:
Management fee	0.16%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[2]
Total annual operating expenses	0.41%
VIP International Index Portfolio - Service Class
Operating Expenses:
Management fee	0.16%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none	[2]
Total annual operating expenses	0.26%

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06%, 0.06%, and 0.06% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.